Document and Entity Information	Nov. 03, 2025
Document Information [Line Items]
Document Type	8-K12B
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address Address Line 1	One Liberty Plaza
Entity Address Address Line 2	One Liberty St.
Entity Address Address Line 3	Ste. 305-306
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10006
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001820302
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE